Wahed FTSE USA Shariah ETF
Schedule of Investments
February 28, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS — 98.3%
Administrative and Support Services — 0.6%
Allegion PLC (b)	1,067	$122,193
Baker Hughes Co.	8,816	259,014
FleetCor Technologies, Inc. (a)	948	222,022
GXO Logistics, Inc. (a)	1,149	96,435
Robert Half International, Inc.	1,289	155,054
Rollins, Inc.	2,711	88,460
		943,178
Air Transportation — 0.1%
Delta Air Lines, Inc. (a)	1,917	76,527
United Airlines Holdings, Inc. (a)	968	42,979
		119,506
Ambulatory Health Care Services — 0.4%
Laboratory Corp. of America Holdings (a)	1,151	312,220
Quest Diagnostics, Inc.	1,456	191,129
Teladoc Health, Inc. (a)	1,806	137,093
		640,442
Apparel Manufacturing — 0.3%
Lululemon Athletica, Inc. (a)	1,353	432,879

Beverage and Tobacco Product Manufacturing — 0.2%
Keurig Dr. Pepper, Inc.	8,368	323,591

Broadcasting (except Internet) — 0.2%
Liberty Broadband Corp. - Class A (a)	278	40,257
Liberty Broadband Corp. - Class C (a)	1,688	247,630
		287,887
Building Material and Garden Equipment and Supplies Dealers — 0.1%
Snap-on, Inc.	636	133,674

Chemical Manufacturing — 15.6%
Abbott Laboratories	20,816	2,510,826
Air Products & Chemicals, Inc.	2,646	625,250
Albemarle Corp.	1,381	270,524
Biogen, Inc. (a)	1,750	369,267
BioMarin Pharmaceutical, Inc. (a)	2,183	170,536
Bio-Techne Corp.	465	195,026
Bristol-Myers Squibb Co.	27,059	1,858,142
Catalent, Inc. (a)	2,034	207,549
CF Industries Holdings, Inc.	2,557	207,603
Church & Dwight Co., Inc.	2,936	287,288
Dow, Inc.	8,955	527,987
DuPont de Nemours, Inc.	6,271	485,187
Ecolab, Inc.	2,991	527,194
Eli Lilly & Co.	10,103	2,525,245
FMC Corp.	2,741	812,240
Horizon Therapeutics PLC (a)(b)	1,516	177,751
International Flavors & Fragrances, Inc.	2,611	238,045
Linde PLC (b)	3,049	405,517
LyondellBasell Industries NV - Class A (b)	6,188	1,814,569
Merck & Co., Inc.	3,145	305,788
Pfizer, Inc.	30,517	2,336,992
PPG Industries, Inc.	66,913	3,140,896
Regeneron Pharmaceuticals, Inc. (a)	2,843	379,398
The Estee Lauder Cos., Inc. - Class A	28,846	4,496,803
The Procter & Gamble Co.	1,199	741,414
West Pharmaceutical Services, Inc.	879	340,243
Westlake Chemical Corp.	395	43,572
		26,000,852
Clothing and Clothing Accessories Stores — 0.6%
The TJX Cos., Inc.	14,452	955,277

Computer and Electronic Product Manufacturing — 32.5% (c)
Agilent Technologies, Inc.	3,641	474,641
Analog Devices, Inc.	6,429	1,030,504
Apple, Inc.	183,822	30,352,689
Bio-Rad Laboratories, Inc. - Class A (a)	252	157,742
Cisco Systems, Inc.	50,381	2,809,748
Danaher Corp.	7,589	2,082,497
Dell Technologies, Inc. - Class C (a)	3,236	164,907
Fortive Corp.	3,910	253,173
Hologic, Inc. (a)	3,014	214,506
HP, Inc.	13,813	474,615
IDEXX Laboratories, Inc. (a)	1,013	539,271
Intel Corp.	48,448	2,310,970
International Business Machines Corp.	10,799	1,322,985
Juniper Networks, Inc.	3,846	129,956
Lam Research Corp.	1,657	930,157
Marvell Technology, Inc.	9,593	655,490
Medtronic PLC (b)	16,092	1,689,499
Micron Technology, Inc.	13,605	1,208,940
NXP Semiconductors NV (b)	3,155	599,829
PerkinElmer, Inc.	1,508	270,852
QUALCOMM, Inc.	13,530	2,327,025
SolarEdge Technologies, Inc. (a)	617	197,082
Teradyne, Inc.	1,914	225,699
Thermo Fisher Scientific, Inc.	4,702	2,557,888
Trane Technologies PLC (b)	2,856	439,624
Trimble, Inc. (a)	2,965	206,809
Western Digital Corp. (a)	3,734	190,210
Zebra Technologies Corp. - Class A (a)	632	261,231
		54,078,539
Construction of Buildings — 0.5%
DR Horton, Inc.	3,931	335,707
Lennar Corp. - Class A	3,202	287,796
Lennar Corp. - Class B	185	13,968
PulteGroup, Inc.	3,020	149,973
		787,444
Couriers and Messengers — 1.5%
FedEx Corp.	2,936	652,585
United Parcel Service, Inc. - Class B	8,655	1,821,185
		2,473,770
Data Processing, Hosting and Related Services — 0.0% (d)
Kyndryl Holdings, Inc. (a)	2,605	41,315

Electrical Equipment, Appliance, and Component Manufacturing — 0.9%
Eaton Corp. PLC (b)	4,768	735,655
Generac Holdings, Inc. (a)	733	231,240
Rockwell Automation, Inc.	1,386	369,480
Whirlpool Corp.	710	142,902
		1,479,277
Fabricated Metal Product Manufacturing — 0.9%
Emerson Electric Co.	7,147	664,099
Fortune Brands Home & Security, Inc.	1,616	140,430
Nucor Corp.	3,422	450,404
Stanley Black & Decker, Inc.	1,931	314,174
		1,569,107
Food Manufacturing — 1.2%
Archer-Daniels-Midland Co.	6,666	522,948
Bunge Ltd. (b)	1,642	171,671
Mondelez International, Inc. - Class A	16,711	1,094,236
The JM Smucker Co.	1,255	169,111
		1,957,966
Food Services and Drinking Places — 0.2%
Cintas Corp.	1,045	392,209

Funds, Trusts and Other Financial Vehicles — 0.1%
Garmin Ltd. (b)	1,809	199,786

Gasoline Stations — 2.0%
Chevron Corp.	23,121	3,329,424

General Merchandise Stores — 0.3%
Burlington Stores, Inc. (a)	792	178,905
Dollar Tree, Inc. (a)	2,676	380,206
		559,111
Health and Personal Care Stores — 1.4%
CVS Health Corp.	15,774	1,634,975
Ulta Beauty, Inc. (a)	627	234,812
Walgreens Boots Alliance, Inc.	8,592	396,005
		2,265,792
Hospitals — 0.1%
Universal Health Services, Inc. - Class B	850	122,341

Machinery Manufacturing — 2.3%
Applied Materials, Inc.	10,528	1,412,858
Carrier Global Corp.	10,412	467,291
Cummins, Inc.	1,717	350,474
Dover Corp.	1,703	267,133
IDEX Corp.	907	174,053
Ingersoll Rand, Inc.	4,819	243,456
KLA Corp.	1,772	617,542
Pentair PLC (b)	1,966	113,851
Xylem, Inc.	2,140	190,353
		3,837,011
Merchant Wholesalers, Durable Goods — 1.7%
Copart, Inc. (a)	2,512	308,675
Fastenal Co.	6,870	353,530
Flex Ltd. (a)(b)	5,558	91,651
Genuine Parts Co.	1,670	204,007
Henry Schein, Inc. (a)	1,670	144,255
Johnson Controls International PLC (b)	8,541	554,823
LKQ Corp.	3,255	152,822
Pool Corp.	463	212,323
TE Connectivity Ltd. (b)	3,868	550,919
WW Grainger, Inc.	546	260,475
		2,833,480
Merchant Wholesalers, Nondurable Goods — 0.6%
AmerisourceBergen Corp.	1,776	253,133
Cardinal Health, Inc.	3,377	182,392
McKesson Corp.	1,841	506,201
		941,726
Mining (except Oil and Gas) — 1.2%
Freeport-McMoRan, Inc.	17,425	818,104
Martin Marietta Materials, Inc.	743	281,894
Newmont Corp.	9,603	635,719
Southern Copper Corp.	1,004	69,668
Vulcan Materials Co.	1,581	286,872
		2,092,257
Miscellaneous Manufacturing — 6.7%
Align Technology, Inc. (a)	940	480,772
Baxter International, Inc.	6,022	511,689
Becton Dickinson and Co.	3,418	927,235
Boston Scientific Corp. (a)	16,997	750,757
DENTSPLY SIRONA, Inc.	2,599	140,710
Edwards Lifesciences Corp. (a)	7,403	831,875
Hasbro, Inc.	1,521	147,613
Johnson & Johnson	31,751	5,225,262
STERIS PLC (b)	1,027	246,480
Stryker Corp.	4,178	1,100,276
Teleflex, Inc.	558	187,661
The Cooper Cos., Inc.	577	236,005
Zimmer Biomet Holdings, Inc.	2,509	319,120
		11,105,455
Miscellaneous Store Retailers — 0.2%
Tractor Supply Co.	1,359	276,951

Motor Vehicle and Parts Dealers — 0.7%
Advance Auto Parts, Inc.	752	153,769
AutoZone, Inc. (a)	250	465,848
O'Reilly Automotive, Inc. (a)	794	515,497
Sensata Technologies Holding PLC (a)(b)	1,861	107,771
		1,242,885
Nonmetallic Mineral Product Manufacturing — 0.9%
3M Co.	6,930	1,030,145
Corning, Inc.	9,094	367,398
Mohawk Industries, Inc. (a)	653	91,929
		1,489,472
Oil and Gas Extraction — 1.5%
Coterra Energy, Inc.	9,498	221,588
Devon Energy Corp.	7,772	462,823
EOG Resources, Inc.	6,858	788,121
Phillips 66	5,242	441,586
Pioneer Natural Resources Co.	2,550	610,980
		2,525,098
Paper Manufacturing — 0.4%
Avery Dennison Corp.	988	174,086
International Paper Co.	4,631	201,587
Packaging Corp. of America	1,126	165,736
Sylvamo Corp. (a)	416	14,518
Westrock Co.	3,156	142,872
		698,799
Petroleum and Coal Products Manufacturing — 3.0%
Exxon Mobil Corp.	50,771	3,981,462
Marathon Petroleum Corp.	7,318	569,853
Valero Energy Corp.	4,875	407,111
		4,958,426
Primary Metal Manufacturing — 0.1%
Steel Dynamics, Inc.	2,250	158,805

Professional, Scientific and Technical Services — 3.0%
Amdocs Ltd. (b)	1,547	121,749
Cerner Corp.	3,540	330,105
Cognizant Technology Solutions Corp. - Class A	6,294	542,102
Exact Sciences Corp. (a)	2,180	170,171
F5, Inc. (a)	708	142,202
Gartner, Inc. (a)	952	266,960
Jack Henry & Associates, Inc.	883	156,114
Omnicom Group, Inc.	2,520	211,403
Palo Alto Networks, Inc. (a)	1,138	676,257
Paychex, Inc.	3,856	459,095
ServiceNow, Inc. (a)	2,348	1,361,652
The Interpublic Group of Cos., Inc.	4,654	171,267
Ubiquiti, Inc.	77	19,550
VMware, Inc. - Class A	2,675	313,831
		4,942,458
Publishing Industries (Except Internet) — 6.3%
Adobe, Inc. (a)	5,743	2,685,886
Akamai Technologies, Inc. (a)	1,923	208,184
ANSYS, Inc. (a)	1,042	337,806
Autodesk, Inc. (a)	2,636	580,526
Cadence Design Systems, Inc. (a)	3,267	494,722
Ceridian HCM Holding, Inc. (a)	1,560	113,740
Electronic Arts, Inc.	3,375	439,054
Hewlett Packard Enterprise Co.	15,566	247,811
Intuit, Inc.	3,140	1,489,522
News Corp. - Class A	4,653	103,855
News Corp. - Class B	1,442	32,344
Okta, Inc. (a)	1,510	276,088
Paycom Software, Inc. (a)	606	205,561
PTC, Inc. (a)	1,260	140,213
salesforce.com, Inc. (a)	11,229	2,364,041
Synopsys, Inc. (a)	1,801	562,614
Tyler Technologies, Inc. (a)	477	204,280
Yandex NV - Class A (a)(b)	3,809	56,487
		10,542,734
Rail Transportation — 0.4%
Norfolk Southern Corp.	2,902	744,421

Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 0.0% (d)
Clarivate PLC (a)(b)	5,203	77,941

Support Activities for Agriculture and Forestry — 0.3%
Corteva, Inc.	8,740	454,742

Support Activities for Mining — 1.5%
ConocoPhillips	15,641	1,483,705
Diamondback Energy, Inc.	2,107	290,977
Halliburton Co.	10,546	353,607
Hess Corp.	3,289	332,386
		2,460,675
Support Activities for Transportation — 0.3%
Expeditors International of Washington, Inc.	2,012	207,960
JB Hunt Transport Services, Inc.	1,007	204,351
XPO Logistics, Inc. (a)	1,149	83,509
		495,820
Telecommunications — 0.2%
ResMed, Inc.	1,721	424,657

Transit and Ground Passenger Transportation — 0.4%
Uber Technologies, Inc. (a)	19,761	711,989

Transportation Equipment Manufacturing — 5.8%
Aptiv PLC (a)(b)	3,230	418,091
Autoliv, Inc.	1,046	92,058
BorgWarner, Inc.	2,856	117,125
Gentex Corp.	2,794	84,574
Lear Corp.	711	111,869
PACCAR, Inc.	4,079	374,493
Tesla, Inc. (a)	9,415	8,195,098
Westinghouse Air Brake Technologies Corp.	2,144	199,006
		9,592,314
Truck Transportation — 0.2%
Old Dominion Freight Line, Inc.	1,219	382,803

Utilities — 0.9%
Avangrid, Inc.	683	30,646
Constellation Energy Corp.	3,897	179,184
Exelon Corp.	11,694	497,697
Pinnacle West Capital Corp.	1,348	95,479
PPL Corp.	8,948	234,169
Public Service Enterprise Group, Inc.	6,039	391,508
		1,428,683
TOTAL COMMON STOCKS (Cost $141,963,214)		163,512,967

REITS — 1.3%
Real Estate — 1.1%
Alexandria Real Estate Equities, Inc.	1,847	349,822
Prologis, Inc.	8,804	1,284,063
Regency Centers Corp.	2,021	133,164
		1,767,049
Wood Product Manufacturing — 0.2%
Weyerhaeuser Co.	8,938	347,509
TOTAL REITS (Cost $1,826,315)		2,114,558

TOTAL INVESTMENTS (Cost $143,789,529) — 99.6%		165,627,525
Other assets and liabilities, net — 0.4%		721,605
NET ASSETS — 100.0%		$166,349,130

Percentages are stated as a percent of net assets.

PLC Public Limited Company
REIT Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	To the extent the Fund Invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(d)	Amount is less than 0.05%.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$163,456,480	$56,487	$-	$163,512,967
Real Estate Investment Trusts (REITs)*	2,114,558	-	-	2,114,558
Total Investments - Assets	$165,571,038	$56,487	$-	$165,627,525

* See the Schedule of Investments for industry classifications.